Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

Aptus Collared Income Opportunity ETF (ACIO)
(the “Fund”)

March 23, 2023

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated August 31, 2022

Effective March 31, 2023, the Fund’s name will change to the “Aptus Collared Investment Opportunity ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Please retain this Supplement for future reference.